Average Annual Total Returns - FidelityTotalBondFund-AMCIZPRO - FidelityTotalBondFund-AMCIZPRO - Fidelity Total Bond Fund	Oct. 30, 2024
Fidelity Advisor Total Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.63%
Past 5 years	1.19%
Past 10 years	1.87%
Fidelity Advisor Total Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.00%
Past 5 years	(0.11%)
Past 10 years	0.60%
Fidelity Advisor Total Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.52%
Past 5 years	0.40%
Past 10 years	0.89%
Fidelity Advisor Total Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.10%
Past 5 years	1.23%
Past 10 years	1.66%
Fidelity Advisor Total Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.64%
Past 5 years	1.17%
Past 10 years	1.86%
Fidelity Advisor Total Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.18%
Past 5 years	2.28%
Past 10 years	2.54%
Fidelity Advisor Total Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.33%
Past 5 years	2.40%
Since Inception	2.36%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%

[1]	A From December 22, 2014 .